Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS - OPERATING ACTIVITIES:
Net Loss, as above	$ (13,905)		$ (6,772)	$ (9,648)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation (Note 7)	561		228	120
Non-cash interest and exchange rate differences, net	567		(101)	(94)
Fair value adjustment of warrants’ liability	(10)		(4,109)
Share in equity loss of joint venture	123
Warrants issuance costs			473
Share-based compensation (Note 11D)	1,207		1,385	1,781
Other			237	(35)
Changes in operating assets and liabilities:
Decrease in prepaid expenses and receivables	168		141	456
Decrease (increase) in inventory	(13)		(961)	295
Increase (decrease) in trade payables	(9)		(206)	81
Increase in other payables and deferred revenue	912		178	122
Net cash used in operating activities	(10,399)		(9,507)	(6,922)
CASH FLOWS - INVESTING ACTIVITIES:
Purchase of equipment	(13)		(37)	(33)
Sale of equipment				43
Investment in joint venture	(226)		(78)
Installation of a production facility	(204)		(306)	(2,621)
Participation of Israeli Innovation Authority in production facility investment	57
Restricted deposit funded	(12)		(1)
Other				2
Net cash used in investing activities	(398)		(422)	(2,609)
CASH FLOWS - FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares, preferred shares, warrants and prefunded warrants	12,089		8,699	6,434
Proceeds from issuance of warrants’ liability			3,176
Fund raising and issuance costs	(683)		(939)	(176)
Grants recognized as liability for royalties	94
Exercise of options, prefunded warrants and warrants		[1]	3	104
Net cash provided by financing activities	11,500		10,939	6,362
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS	703		1,010	(3,169)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITTS	112		(97)	(156)
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS - BEGINNING OF YEAR	4,130		3,217	6,542
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS - END OF YEAR	4,945		4,130	3,217
Investing and financing activities not involving cash flows
Recognition of operating lease liability and right-of-use asset	912		22	199
Borrowing costs capitalized			53	175
Reclassification of share options and warrants from liabilities to equity			706	516
Supplier’s credit for the acquisition of equipment			161
Conversion of unpaid salary to Ordinary Shares and warrants				228
Deemed Dividend For Down-round Adjustments	9,371			92
Reclassification of warrants from equity to liabilities			1,649
Cash paid during the year for -
Interest (net of amounts capitalized)	236		183	113
C. Reconciliation of cash and cash equivalents, and restricted DEPOSITS reported in the statement of financial position
Cash and cash equivalents	4,909		4,101	3,183
Restricted bank deposits	36		29	34
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 4,945		$ 4,130	$ 3,217

[1]	Less than one thousand U.S. dollars.